Loans to and Investments in Associated Companies - Schedule of Summarized Data for Investments in Associated Companies (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2021		Nov. 30, 2020		Nov. 30, 2019
Schedule of Equity Method Investments [Line Items]
Assets		$ 60,404,110	[1]	$ 53,118,352	[1]	$ 49,460,234
Liabilities	[1]	49,674,070		43,530,151
Noncontrolling interests		25,885		34,632
Revenues		9,039,883		6,955,930		5,358,656
Net income		1,677,376		768,410		962,563
Undistributed earnings of equity method investments		218,300
Equity method investment, nonconsolidated investee or group of investees
Schedule of Equity Method Investments [Line Items]
Assets		16,568,239		15,314,204
Liabilities		12,368,680		11,929,100
Noncontrolling interests		702,762		254,392
Revenues		3,529,405		2,930,308		10,589,489
Income from continuing operations before extraordinary items		876,910		73,715		732,575
Net income		890,861		68,846		749,649
The Company's income (loss) related to associated companies		$ 150,357		$ (41,814)		$ 248,693

[1]	Total assets include assets related to variable interest entities of $1.05 billion and $566.1 million at November 30, 2021 and 2020, respectively, and Total liabilities include liabilities related to variable interest entities of $4.64 billion and $3.29 billion at November 30, 2021 and 2020, respectively. See Note 8 for additional information related to variable interest entities.